Leases - Summary of Movement of Lease Liabilities (Detail) - AUD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Presentation of leases for lessee [abstract]
Opening Balance		$ 520,304	$ 633,028
Lease additions and modifications		776,566	130,405
Interest charged for the year		44,817	36,283
Disposals		(24,371)	0
Principal paid for the year	[1]	(214,424)	(270,666)	$ (226,494)
Interest expense paid for the year		(40,582)	(36,759)
Foreign exchange adjustments		(14,784)	28,013
Closing Balance		$ 1,047,526	$ 520,304	$ 633,028

[1]	Non-cash financing activities relate mainly to the following: Fair value movement of convertible notes disclosed in note 19 to the financial statements. Exercise of vested performance rights for no cash consideration disclosed in note 24 to the financial statements.